Fee and Commission Income and Expense - The Income and Expenses for Commissions Generated by the Segment (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	$ 5,292	$ 3,306	$ 4,911
Fees and commissions from guarantees and letters of credit	15,317	14,776	13,562
Fees and commissions from card services	72,932	63,388	52,775
Fees and commissions from accounts management	11,512	12,024	10,171
Fees and commissions from collections and payments	20,359	25,359	24,813
Fees and commissions from brokerage and securities management	10,966	13,183	9,454
Fees and commissions from asset management	24,718	25,965	23,614
Compensation for insurance brokerage	36,693	26,096	21,477
Investment banking and advisory fees	19,403	8,162	8,951
Fees and commissions from student loans ceded	5,300	4,680	3,354
Commissions on loan transactions	651	2,560	2,572
Commissions for mortgage loans	1,486	1,112	1,023
Other commissions earned	10,982	12,088	12,768
Totals	237,956	216,420	193,801
Compensation for cards transactions	35,676	23,439	29,376
Fees and commissions for securities transactions	2,963	4,855	3,328
Commissions paid for foreign trade transactions	2,550	2,449	1,348
Commissions paid for customer loyalty program benefits	2,607	1,439	1,309
Commissions paid for services to customers management	3,455	3,157	3,232
Other commissions paid	4,576	3,510	4,412
Totals	51,827	$ 38,849	$ 43,005
Cash-generating units [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	5,292
Fees and commissions from guarantees and letters of credit	15,317
Fees and commissions from card services	72,932
Fees and commissions from accounts management	11,512
Fees and commissions from collections and payments	20,359
Fees and commissions from brokerage and securities management	10,966
Fees and commissions from asset management	24,718
Compensation for insurance brokerage	36,693
Investment banking and advisory fees	19,403
Fees and commissions from student loans ceded	5,300
Commissions on loan transactions	651
Commissions for mortgage loans	1,486
Other commissions earned	13,327
Totals	237,956
Compensation for cards transactions	(35,676)
Fees and commissions for securities transactions	(2,963)
Commissions paid for foreign trade transactions	(2,550)
Commissions paid for customer loyalty program benefits	(2,607)
Commissions paid for services to customers management	(3,455)
Other commissions paid	(4,576)
Totals	(51,827)
Cash-generating units [member] | Transferred to long time [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	5,292
Fees and commissions from guarantees and letters of credit	12,267
Totals	17,559
Cash-generating units [member] | Transferred in a moment concrete [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from guarantees and letters of credit	3,050
Fees and commissions from card services	72,932
Fees and commissions from accounts management	11,512
Fees and commissions from collections and payments	9,560
Fees and commissions from brokerage and securities management	10,966
Fees and commissions from asset management	24,718
Investment banking and advisory fees	19,403
Fees and commissions from student loans ceded	5,300
Commissions on loan transactions	651
Commissions for mortgage loans	1,486
Other commissions earned	13,327
Totals	172,905
Compensation for cards transactions	(35,676)
Fees and commissions for securities transactions	(2,963)
Commissions paid for foreign trade transactions	(2,550)
Commissions paid for customer loyalty program benefits	(2,607)
Commissions paid for services to customers management	(3,455)
Other commissions paid	(4,576)
Totals	(51,827)
Cash-generating units [member] | Model of accrual [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from collections and payments	10,799
Compensation for insurance brokerage	36,693
Totals	47,492
Cash-generating units [member] | Chile [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	5,180
Fees and commissions from guarantees and letters of credit	12,267
Fees and commissions from card services	47,238
Fees and commissions from accounts management	8,471
Fees and commissions from collections and payments	12,834
Fees and commissions from brokerage and securities management	6,212
Fees and commissions from asset management	15,417
Compensation for insurance brokerage	36,693
Investment banking and advisory fees	19,403
Fees and commissions from student loans ceded	5,300
Commissions on loan transactions	651
Commissions for mortgage loans	1,486
Other commissions earned	2,767
Totals	173,919
Compensation for cards transactions	(11,734)
Fees and commissions for securities transactions	(1,744)
Commissions paid for foreign trade transactions	(2,550)
Other commissions paid	(3,805)
Totals	(19,833)
Cash-generating units [member] | Colombia [member]
Disclosure of information for cash-generating units [line items]
Fees and commissions from lines of credits and overdrafts	112
Fees and commissions from guarantees and letters of credit	3,050
Fees and commissions from card services	25,694
Fees and commissions from accounts management	3,041
Fees and commissions from collections and payments	7,525
Fees and commissions from brokerage and securities management	4,754
Fees and commissions from asset management	9,301
Other commissions earned	10,560
Totals	64,037
Compensation for cards transactions	(23,942)
Fees and commissions for securities transactions	(1,219)
Commissions paid for customer loyalty program benefits	(2,607)
Commissions paid for services to customers management	(3,455)
Other commissions paid	(771)
Totals	$ (31,994)